TRADE AND OTHER PAYABLES (Details) - ZAR (R) R in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
TRADE AND OTHER PAYABLES
Trade creditors	R 1,728.1	R 1,121.3	R 508.7
Accruals and other creditors	2,380.6	1,971.4	873.3
Payroll creditors	1,253.5	867.7	797.8
Leave pay accrual	1,160.5	1,110.7	553.8
Other	167.7	109.4	25.8
Total trade and other payables	R 6,690.4	R 5,180.5	R 2,759.4